Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 15 - Subsequent events

On January 5, 2023, the Company entered into a non-binding term sheet, for an equity investment in OnKai, The Term Sheet provides for an investment Round of at least $2.5 million, of which the Company shall invest $1.5 million in exchange for series seed preferred shares of OnKai, in addition to the $1.5 million safe notes investment that was made   by the Company in Onkai. For more information, see note 7.